Common Stock - Subsequent to Merger (Details)		1 Months Ended	3 Months Ended
	Jan. 20, 2021 d $ / shares shares	Feb. 28, 2021 shares	Mar. 31, 2021 d $ / shares shares	Dec. 31, 2020 $ / shares
Class of Warrant or Right [Line Items]
Recapitalization Exchange Ratio	0.4530		0.4530
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger one (in dollars per share)	$ 15.00		$ 15.00
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger two (in dollars per share)	17.50		17.50
Reverse recapitalization, contingent consideration, equity, earnout period, stock price trigger three (in dollars per share)	$ 20.00		$ 20.00
Reverse recapitalization, contingent consideration, equity, earnout period, threshold trading days | d	10		10
Reverse recapitalization, contingent consideration, equity, earnout period, threshold consecutive trading days | d	20		20
Reverse recapitalization, contingent consideration, equity, earnout period	5 years		5 years
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 0.01
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share)				$ 0.10
Common Class A [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares) | shares	3,012,500	3,012,500
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 11.50
Conversion of convertible securities (in shares) | shares		1,474,145
Common Class A [Member] | Public Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares) | shares	6,708,333		6,695,915
Class of warrant or right, exercise price of warrants or rights (in dollars per share)	$ 11.50		$ 11.50
Common Class A [Member] | Parent Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding (in shares) | shares	888,143		888,143
Class of warrant or right, exercise price of warrants or rights (in dollars per share)			$ 11.50